Income Taxes - Schedule of Income Tax Expense (Recovery) (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Income tax [line items]
Reversal of previously recognized differences	$ (2,583)	$ (6,485)	$ (9,185)	$ (1,317)
Total deferred income tax recovery from operations			4,751		$ 2,131
Income tax expense (recovery)	(886)	(4,799)	(1,388)	3,643
Current income tax expense [member]
Income tax [line items]
Current income tax expense related (recovery)	(726)	36	(6,139)	85
Deferred income tax expense [member]
Income tax [line items]
Origination and reversal of temporary differences	2,423	1,650	13,936	4,875
Reversal of previously recognized differences	(2,583)	(6,485)	(9,185)	(1,317)
Total deferred income tax recovery from operations	$ (160)	$ (4,835)	$ 4,751	$ 3,558